Segment Reporting - Schedule of Segment Net Revenue (Details) - BRL (R$) R$ in Thousands	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Disclosure of operating segments [line items]
Net Revenue	R$ 3,248,442	R$ 2,589,960	R$ 1,684,896
Brazil [Member]
Disclosure of operating segments [line items]
Net Revenue	1,503,038	936,213	534,113
Latin America (Other than Brazil) [Member]
Disclosure of operating segments [line items]
Net Revenue	181,703	188,968	186,156
Europe [Member]
Disclosure of operating segments [line items]
Net Revenue	202,973	150,228	175,091
North America [Member]
Disclosure of operating segments [line items]
Net Revenue	R$ 1,360,728	R$ 1,314,551	R$ 789,536